Fair Value Measurements (Details) (Mobile Interactive Group, Ltd. (MIG) [Member], Business acquisition contingent consideration [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Mobile Interactive Group, Ltd. (MIG) [Member] | Business acquisition contingent consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 6,364
Foreign exchange differences	35
Balance at end of period	$ 6,399